American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
April 30, 2021

One Choice Blend+ 2035 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
American Century Low Volatility ETF	106	4,571
Avantis U.S. Equity Fund G Class	11,560	162,298
Avantis U.S. Small Cap Value Fund G Class	979	14,580
Focused Dynamic Growth Fund G Class	1,785	106,841
NT Focused Large Cap Value Fund G Class	8,369	108,959
NT Heritage Fund G Class	1,482	24,387
NT Mid Cap Value Fund G Class	1,751	26,205
Small Cap Growth Fund G Class	514	14,510
		462,351
Domestic Fixed Income Funds — 26.2%
Avantis Core Fixed Income Fund G Class	20,135	199,537
Avantis Short-Term Fixed Income Fund G Class	158	1,575
Inflation-Adjusted Bond Fund G Class	1,591	20,196
NT High Income Fund G Class	4,983	49,829
Short Duration Inflation Protection Bond Fund G Class	287	3,160
		274,297
International Equity Funds — 19.9%
Avantis Emerging Markets Equity Fund G Class	1,440	19,154
Avantis International Equity Fund G Class	5,070	60,740
Focused International Growth Fund G Class	1,663	33,737
Non-U.S. Intrinsic Value Fund G Class	3,375	34,530
NT Emerging Markets Fund G Class	1,781	27,239
NT Global Real Estate Fund G Class	1,644	20,069
NT International Small-Mid Cap Fund G Class	851	12,599
		208,068
International Fixed Income Funds — 9.7%
Emerging Markets Debt Fund G Class	2,461	26,107
Global Bond Fund G Class	7,160	74,893
		101,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,033,217)		1,045,716
OTHER ASSETS AND LIABILITIES†		(33)
TOTAL NET ASSETS — 100.0%		$1,045,683

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying funds advised by American Century Investments. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	—	$159	—	$3	$162	12	—	—
Avantis U.S. Small Cap Value Fund	—	15	—	—	15	1	—	—
Focused Dynamic Growth Fund	—	104	—	3	107	2	—	—
American Century Low Volatility ETF	—	4	—	—	4	—	—	—
NT Heritage Fund	—	24	—	—	24	1	—	—
NT Focused Large Cap Value Fund(3)	—	107	—	2	109	8	—	—
NT Mid Cap Value Fund	—	26	—	—	26	2	—	—
Small Cap Growth Fund	—	14	—	1	15	1	—	—
Avantis Core Fixed Income Fund	—	199	—	1	200	20	—	—
Avantis Short-Term Fixed Income Fund	—	2	—	—	2	—	—	—
Inflation-Adjusted Bond Fund	—	20	—	—	20	2	—	—
NT High Income Fund	—	50	—	—	50	5	—	—
Short Duration Inflation Protection Bond Fund	—	3	—	—	3	—	—	—
Avantis Emerging Markets Equity Fund	—	19	—	—	19	1	—	—
Avantis International Equity Fund	—	60	—	1	61	5	—	—
Focused International Growth Fund	—	33	—	1	34	2	—	—
Non-U.S. Intrinsic Value Fund	—	35	—	—	35	3	—	—
NT Emerging Markets Fund	—	27	—	—	27	2	—	—
NT Global Real Estate Fund	—	19	—	1	20	2	—	—
NT International Small-Mid Cap Fund	—	12	—	—	12	1	—	—
Emerging Markets Debt Fund	—	26	—	—	26	2	—	—
Global Bond Fund	—	75	—	—	75	7	—	—
	—	$1,033	—	$13	$1,046	79	—	—
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.